Schedule of Investments(a)
September 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–88.32%
Advertising–1.17%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 04/15/2028(b)	$304,000	$303,718
7.50%, 06/01/2029(b)	164,000	159,463
7.13%, 02/15/2031(b)	328,000	339,281
7.50%, 03/15/2033(b)	266,000	278,312
Lamar Media Corp., 5.38%, 11/01/2033(b)	715,000	710,634
		1,791,408
Aerospace & Defense–1.01%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	802,000	818,288
6.00%, 01/15/2033(b)	708,000	716,470
		1,534,758
Alternative Carriers–0.76%
Lumen Technologies, Inc.,
4.50%, 01/15/2029(b)	43,000	39,255
5.38%, 06/15/2029(b)	24,000	22,015
10.00%, 10/15/2032(b)	70,000	70,904
Series P, 7.60%, 09/15/2039	43,000	40,313
Series U, 7.65%, 03/15/2042	37,000	34,477
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	692,000	717,363
Zayo Group Holdings, Inc.,
0.50% PIK Rate 5.75% Cash Rate, 03/09/2030(b)(c)	153,667	147,328
1.88% PIK Rate 7.13% Cash Rate, 09/09/2030(b)(c)	89,613	85,020
		1,156,675
Apparel Retail–0.14%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	420,180	216,130
Application Software–1.52%
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	87,000	75,238
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	794,000	751,079
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	426,000	442,333
8.25%, 06/30/2032(b)	284,000	301,568
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	755,000	754,489
		2,324,707
Automobile Manufacturers–1.23%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	733,000	728,565
3.75%, 01/30/2031(b)	813,000	751,738
Nissan Motor Co. Ltd. (Japan), 8.13%, 07/17/2035(b)(d)	375,000	402,795
		1,883,098
Principal Amount		Value
Automotive Parts & Equipment–3.11%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	$774,000	$780,518
Clarios Global L.P./Clarios US Finance Co., 6.75%, 09/15/2032(b)	468,000	478,663
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	744,000	792,091
Forvia SE (France), 8.00%, 06/15/2030(b)(d)	768,000	813,568
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)(d)	774,000	758,574
PHINIA, Inc.,
6.75%, 04/15/2029(b)	660,000	680,751
6.63%, 10/15/2032(b)	421,000	434,269
		4,738,434
Automotive Retail–2.51%
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)	748,422	847,938
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	727,000	745,109
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	376,000	368,669
8.25%, 08/01/2031(b)	698,000	738,745
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	365,000	361,682
4.38%, 01/15/2031(b)	801,000	761,252
		3,823,395
Broadcasting–1.15%
AMC Networks, Inc., 4.25%, 02/15/2029	93,000	80,996
E.W. Scripps Co. (The), 9.88%, 08/15/2030(b)	145,000	136,237
Gray Media, Inc.,
5.38%, 11/15/2031(b)	143,000	107,519
9.63%, 07/15/2032(b)	264,000	269,944
iHeartCommunications, Inc., 9.13%, 05/01/2029(b)	443,000	400,089
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	419,000	434,505
9.38%, 08/01/2032(b)	310,000	330,617
		1,759,907
Building Products–0.53%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(b)	81,000	78,781
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	743,000	736,767
		815,548
Cable & Satellite–5.99%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	539,000	535,813
4.75%, 02/01/2032(b)(d)	829,000	767,336
4.50%, 05/01/2032	886,000	806,872
4.50%, 06/01/2033(b)	1,294,000	1,151,253
4.25%, 01/15/2034(b)(d)	486,000	420,481
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Cable & Satellite–(continued)
CSC Holdings LLC,
11.75%, 01/31/2029(b)	$265,000	$223,016
6.50%, 02/01/2029(b)	214,000	158,353
5.75%, 01/15/2030(b)	346,000	132,141
4.13%, 12/01/2030(b)	200,000	131,133
4.63%, 12/01/2030(b)	290,000	102,009
4.50%, 11/15/2031(b)	443,000	288,455
Directv Financing LLC, 8.88%, 02/01/2030(b)	192,000	189,882
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	196,000	195,859
DISH DBS Corp.,
5.25%, 12/01/2026(b)	243,000	238,975
7.38%, 07/01/2028	325,000	299,813
5.75%, 12/01/2028(b)	260,000	249,467
5.13%, 06/01/2029	393,000	336,414
DISH Network Corp., 11.75%, 11/15/2027(b)	370,000	391,858
EchoStar Corp.,
10.75%, 11/30/2029	367,000	404,049
6.75% PIK Rate, 0.00% Cash Rate, 11/30/2030(c)	1,112,961	1,148,270
Sinclair Television Group, Inc.,
5.50%, 03/01/2030(b)	53,000	45,249
8.13%, 02/15/2033(b)	145,000	148,926
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	825,000	778,570
		9,144,194
Casinos & Gaming–1.77%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)	800,000	802,632
Studio City Finance Ltd. (Macau),
6.50%, 01/15/2028(b)	249,000	249,053
5.00%, 01/15/2029(b)	932,000	898,705
Voyager Parent LLC, 9.25%, 07/01/2032(b)	715,000	756,584
		2,706,974
Commercial & Residential Mortgage Finance–2.25%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	301,000	315,743
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	753,000	788,179
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	403,000	390,372
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/2030(b)	233,000	235,223
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	743,000	763,102
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	707,000	723,598
WBI Operating LLC, 6.25%, 10/15/2030(b)	215,000	215,000
		3,431,217
Commodity Chemicals–0.49%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	705,000	748,181
Principal Amount		Value
Communications Equipment–0.25%
CommScope LLC, 9.50%, 12/15/2031(b)(d)	$362,000	$374,933
Construction & Engineering–0.98%
AECOM, 6.00%, 08/01/2033(b)	749,000	766,384
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	750,000	727,368
		1,493,752
Construction Machinery & Heavy Transportation Equipment– 0.47%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	705,000	721,409
Construction Materials–0.05%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	80,000	77,476
Consumer Finance–3.16%
EZCORP, Inc., 7.38%, 04/01/2032(b)	1,373,000	1,466,341
FirstCash, Inc., 6.88%, 03/01/2032(b)	1,085,000	1,122,821
Navient Corp.,
5.00%, 03/15/2027	468,000	466,266
9.38%, 07/25/2030	208,000	230,064
OneMain Finance Corp.,
3.50%, 01/15/2027	747,000	730,538
6.63%, 05/15/2029	307,000	315,940
4.00%, 09/15/2030	7,000	6,513
7.13%, 09/15/2032	465,000	480,944
		4,819,427
Copper–0.50%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(b)	375,000	394,505
8.00%, 03/01/2033(b)	350,000	369,987
		764,492
Diversified Banks–0.99%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	758,000	766,494
Citigroup, Inc., Series Y, 4.15%(e)(f)	760,000	744,849
		1,511,343
Diversified Financial Services–4.95%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(e)	1,073,000	1,123,691
Avation Capital S.A. (Singapore), 9.00% PIK Rate, 8.25% Cash Rate, 10/31/2026(b)(c)	1,555,000	1,546,453
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	1,088,000	1,130,988
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	1,081,000	1,118,174
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(b)	757,000	767,832
6.75%, 05/01/2033(b)	720,000	748,378
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	1,051,000	1,111,416
		7,546,932
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Diversified REITs–0.81%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	$826,000	$796,608
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	462,000	441,661
		1,238,269
Diversified Support Services–1.11%
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	1,044,000	1,068,635
7.75%, 03/15/2031(b)	387,000	405,248
Sabre GLBL, Inc.,
10.75%, 11/15/2029(b)	75,000	72,761
11.13%, 07/15/2030(b)	143,000	138,667
		1,685,311
Electric Utilities–3.79%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(e)	1,098,000	1,126,341
Duke Energy Corp., 6.45%, 09/01/2054(e)	753,000	796,484
Entergy Corp., 7.13%, 12/01/2054(e)	717,000	750,487
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	772,000	779,193
ION Platform Finance US, Inc., 7.88%, 09/30/2032(b)	200,000	198,686
NRG Energy, Inc., 6.00%, 01/15/2036(b)	1,163,000	1,163,894
Vistra Operations Co. LLC,
5.00%, 07/31/2027(b)	331,000	330,153
7.75%, 10/15/2031(b)	473,000	500,868
6.88%, 04/15/2032(b)	129,000	135,012
		5,781,118
Electrical Components & Equipment–0.74%
EnerSys, 6.63%, 01/15/2032(b)	708,000	729,472
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(b)	378,000	393,818
		1,123,290
Electronic Components–0.52%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	355,000	327,943
6.63%, 07/15/2032(b)	456,000	472,395
		800,338
Electronic Equipment & Instruments–0.04%
Mirion Technologies, Inc., Conv., 0.00%, 10/01/2031(b)(g)	56,000	60,369
Environmental & Facilities Services–0.75%
GFL Environmental, Inc., 4.00%, 08/01/2028(b)	769,000	751,502
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	373,000	389,264
		1,140,766
Gold–1.00%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	1,458,000	1,528,331
Health Care Equipment–0.51%
Hologic, Inc., 3.25%, 02/15/2029(b)	801,000	774,164
Principal Amount		Value
Health Care Facilities–0.97%
Select Medical Corp., 6.25%, 12/01/2032(b)(d)	$729,000	$729,983
Tenet Healthcare Corp.,
4.25%, 06/01/2029	483,000	472,109
6.75%, 05/15/2031	270,000	279,740
		1,481,832
Health Care REITs–0.88%
Diversified Healthcare Trust,
0.00%, 01/15/2026(b)(g)	591,000	584,978
7.25%, 10/15/2030(b)	400,000	407,032
4.38%, 03/01/2031	214,000	189,232
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/2029	95,000	79,357
3.50%, 03/15/2031	109,000	80,262
		1,340,861
Health Care Services–1.63%
Community Health Systems, Inc.,
6.88%, 04/15/2029(b)	198,000	157,592
5.25%, 05/15/2030(b)	678,000	613,962
4.75%, 02/15/2031(b)	441,000	381,667
DaVita, Inc.,
6.88%, 09/01/2032(b)	353,000	364,941
6.75%, 07/15/2033(b)	375,000	387,014
MPH Acquisition Holdings LLC,
5.75%, 12/31/2030(b)	309,000	270,061
5.00% PIK Rate, 6.50% Cash Rate, 12/31/2030(b)(c)	303,350	317,648
		2,492,885
Health Care Supplies–0.74%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	395,000	381,246
5.25%, 10/01/2029(b)	756,000	750,022
		1,131,268
Home Improvement Retail–0.05%
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	82,000	75,980
Hotel & Resort REITs–0.98%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	733,000	755,404
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(d)	777,000	734,366
		1,489,770
Hotels, Resorts & Cruise Lines–0.98%
Carnival Corp., 6.13%, 02/15/2033(b)	732,000	750,788
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	734,000	749,789
		1,500,577
Housewares & Specialties–0.75%
Newell Brands, Inc.,
6.63%, 09/15/2029	360,000	362,731
6.38%, 05/15/2030(d)	788,000	782,716
		1,145,447
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Independent Power Producers & Energy Traders–1.36%
Vistra Corp.,
8.00%(b)(e)(f)	$377,000	$385,902
Series C, 8.88%(b)(e)(f)	1,538,000	1,692,420
		2,078,322
Industrial Machinery & Supplies & Components–1.71%
Enpro, Inc., 6.13%, 06/01/2033(b)	750,000	768,408
ESAB Corp., 6.25%, 04/15/2029(b)	1,055,000	1,085,123
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	775,000	753,684
		2,607,215
Insurance Brokers–1.24%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	742,000	767,241
HUB International Ltd.,
7.25%, 06/15/2030(b)	322,000	336,062
7.38%, 01/31/2032(b)	403,000	419,911
USI, Inc., 7.50%, 01/15/2032(b)	354,000	371,675
		1,894,889
Integrated Oil & Gas–0.24%
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	380,000	362,587
Integrated Telecommunication Services–5.08%
Altice France Holding S.A. (France),
10.50%, 05/15/2027(b)(h)	300,000	108,803
6.00%, 02/15/2028(b)(h)	1,050,000	380,301
Altice France S.A. (France),
5.50%, 01/15/2028(b)	765,000	677,025
5.50%, 10/15/2029(b)	1,100,000	956,930
FIBERCOP S.p.A. (Italy),
6.00%, 09/30/2034(b)	375,000	359,311
7.20%, 07/18/2036(b)	400,000	404,951
Level 3 Financing, Inc.,
3.63%, 01/15/2029(b)	44,000	38,300
4.88%, 06/15/2029(b)	223,000	210,757
3.75%, 07/15/2029(b)	76,000	65,165
4.50%, 04/01/2030(b)	316,000	290,325
3.88%, 10/15/2030(b)	96,000	84,297
4.00%, 04/15/2031(b)	95,000	82,152
6.88%, 06/30/2033(b)	354,000	361,085
7.00%, 03/31/2034(b)	414,667	422,164
Maya S.A.S. (France),
8.50%, 04/15/2031(b)	1,128,000	1,210,708
7.00%, 04/15/2032(b)	633,000	646,327
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	368,000	387,156
7.72%, 06/04/2038	337,000	373,897
Windstream Services LLC, 7.50%, 10/15/2033(b)	686,000	686,244
		7,745,898
Interactive Media & Services–1.15%
CMG Media Corp., 8.88%, 06/18/2029(b)	64,000	58,839
Principal Amount		Value
Interactive Media & Services–(continued)
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032(d)	$432,000	$396,360
5.05%, 03/15/2042(d)	1,297,000	1,036,232
5.14%, 03/15/2052	353,000	263,426
		1,754,857
Internet Services & Infrastructure–0.26%
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	147,000	151,999
9.00%, 02/01/2031(b)	244,000	250,375
		402,374
Investment Banking & Brokerage–0.47%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	668,000	709,175
Marine Transportation–0.51%
NCL Corp. Ltd.,
Conv., 0.75%, 09/15/2030(b)	150,000	152,062
5.88%, 01/15/2031(b)	315,000	315,215
6.25%, 09/15/2033(b)	306,000	307,775
		775,052
Metal, Glass & Plastic Containers–0.59%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
6.00%, 06/15/2027(b)	373,000	373,225
4.00%, 09/01/2029(b)	425,000	393,687
LABL, Inc.,
10.50%, 07/15/2027(b)	75,000	61,853
8.63%, 10/01/2031(b)	89,000	65,452
		894,217
Movies & Entertainment–0.83%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	93,000	80,518
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	1,252,000	1,192,017
		1,272,535
Multi-line Insurance–0.74%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	1,080,000	1,125,932
Multi-Utilities–0.48%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(e)	700,000	724,169
Oil & Gas Drilling–1.09%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	710,000	714,056
Transocean International Ltd.,
8.50%, 05/15/2031(b)(d)	813,000	797,358
7.88%, 10/15/2032(b)	144,000	144,000
		1,655,414
Oil & Gas Equipment & Services–0.62%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	151,000	151,473
Tidewater, Inc., 9.13%, 07/15/2030(b)	741,000	795,189
		946,662
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Oil & Gas Exploration & Production–1.46%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	$700,000	$730,549
Caturus Energy LLC, 8.50%, 02/15/2030(b)	735,000	765,847
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	735,000	734,310
		2,230,706
Oil & Gas Refining & Marketing–0.75%
Sunoco L.P.,
5.63%, 03/15/2031(b)	106,000	105,284
6.25%, 07/01/2033(b)	576,000	586,695
5.88%, 03/15/2034(b)	304,000	301,558
7.88%(b)(e)(f)	148,000	150,420
		1,143,957
Oil & Gas Storage & Transportation–5.27%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	706,000	727,743
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)	428,000	435,557
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	715,000	761,649
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	545,000	568,846
8.00%, 05/15/2033	533,000	557,906
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	765,000	784,705
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	128,000	32,258
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	741,000	763,666
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)(d)	1,013,000	1,103,510
9.00%(b)(e)(f)	737,500	731,437
Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034(b)	688,000	724,658
6.75%, 01/15/2036(b)	798,000	848,116
		8,040,051
Other Specialized REITs–0.49%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	784,000	749,105
Other Specialty Retail–1.41%
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	894,000	821,497
Michaels Cos., Inc. (The),
5.25%, 05/01/2028(b)	76,000	70,331
7.88%, 05/01/2029(b)	136,000	114,240
PetSmart LLC/PetSmart Finance Corp.,
7.50%, 09/15/2032(b)	375,000	376,495
10.00%, 09/15/2033(b)	400,000	404,663
SGUS LLC, 11.00%, 12/15/2029(b)	187,820	178,932
Staples, Inc.,
10.75%, 09/01/2029(b)	150,000	149,065
12.75%, 01/15/2030(b)	50,000	40,390
		2,155,613
Principal Amount		Value
Packaged Foods & Meats–0.51%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	$821,000	$776,622
Paper & Plastic Packaging Products & Materials–0.48%
Sealed Air Corp.,
5.00%, 04/15/2029(b)	366,000	364,256
6.88%, 07/15/2033(b)	339,000	368,443
		732,699
Paper Products–0.04%
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	90,000	66,418
Passenger Airlines–0.93%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	1,049,000	1,053,799
CHC Group LLC, 11.75%, 09/01/2030(b)	368,000	363,207
		1,417,006
Passenger Ground Transportation–0.05%
Hertz Corp. (The), 5.00%, 12/01/2029(b)	103,000	82,265
Personal Care Products–0.43%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	640,000	656,401
Pharmaceuticals–1.17%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	1,010,000	1,036,101
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	231,000	239,192
Bausch Health Cos., Inc.,
5.00%, 02/15/2029(b)	130,000	97,624
6.25%, 02/15/2029(b)	144,000	112,568
5.25%, 01/30/2030(b)	174,000	122,830
5.25%, 02/15/2031(b)	142,000	93,117
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	91,000	80,466
		1,781,898
Reinsurance–0.52%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(e)	812,000	800,032
Renewable Electricity–0.50%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	745,000	764,110
Security & Alarm Services–0.47%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	683,000	711,020
Sovereign Debt–0.36%
Mexico Government International Bond (Mexico), Series 10, 5.63%, 09/22/2035	544,000	542,129
Specialized Consumer Services–0.73%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,172,000	1,111,382
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Specialized Finance–0.54%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	$88,000	$68,933
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	708,000	752,943
		821,876
Specialty Chemicals–0.55%
Celanese US Holdings LLC, 7.20%, 11/15/2033(d)	690,000	717,774
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	87,000	49,233
Wayfair LLC, 7.25%, 10/31/2029(b)	70,000	72,348
		839,355
Steel–0.51%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	364,000	371,251
7.00%, 03/15/2032(b)(d)	399,000	403,475
		774,726
Systems Software–0.26%
McAfee Corp., 7.38%, 02/15/2030(b)	159,000	147,672
Nebius Group N.V. (Netherlands), Conv., 1.00%, 09/15/2030(b)	215,000	250,583
		398,255
Technology Hardware, Storage & Peripherals–0.12%
Xerox Corp.,
10.25%, 10/15/2030(b)	28,000	28,480
13.50%, 04/15/2031(b)	43,000	41,670
4.80%, 03/01/2035	31,000	14,425
6.75%, 12/15/2039	27,000	12,465
Xerox Holdings Corp.,
5.50%, 08/15/2028(b)	76,000	44,841
8.88%, 11/30/2029(b)	64,000	34,896
		176,777
Trading Companies & Distributors–1.70%
Air Lease Corp., Series B, 4.65%(e)(f)	1,125,000	1,112,031
Aircastle Ltd., 5.25%(b)(e)(f)	1,488,000	1,481,660
		2,593,691
Wireless Telecommunication Services–1.47%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	800,000	753,497
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	1,591,000	1,490,932
		2,244,429
Total U.S. Dollar Denominated Bonds & Notes (Cost $130,672,479)		134,734,787
Variable Rate Senior Loan Interests–6.29%(i)(j)
Advertising–0.30%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.28% (1 mo. Term SOFR + 4.11%), 08/23/2028	461,188	462,571
Aerospace & Defense–0.99%
TransDigm, Inc., Term Loan L, 6.50% (3 mo. Term SOFR + 2.50%), 01/19/2032	1,502,641	1,503,603
Principal Amount		Value
Automobile Manufacturers–0.47%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B, 6.91% (1 mo. Term SOFR + 2.75%), 01/15/2032	$710,000	$711,331
Cable & Satellite–0.46%
CSC Holdings LLC,
Term Loan, 8.75% (3 mo. PRIME + 1.50%), 04/15/2027	394,778	382,935
Term Loan B, 8.65% (1 mo. Term SOFR + 4.50%), 01/15/2028	323,342	322,066
		705,001
Electronic Manufacturing Services–0.74%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.12% (6 mo. Term SOFR + 2.25%), 08/04/2031	1,136,412	1,132,719
Health Care Services–0.25%
MPH Acquisition Holdings LLC, Term Loan, 8.06% (3 mo. Term SOFR + 3.75%), 12/31/2030	379,060	379,060
Health Care Supplies–0.49%
Bausch and Lomb, Inc., Term Loan B, 8.41% (3 mo. Term SOFR + 4.37%), 01/30/2031	748,125	749,528
Oil & Gas Storage & Transportation–0.52%
New Fortress Energy, Inc., Term Loan, 9.57% (3 mo. Term SOFR + 5.50%), 10/30/2028	99,750	49,331
Prairie Acquiror L.P., Term Loan B, 7.91% (1 mo. Term SOFR + 3.75%), 08/01/2029	733,876	740,679
		790,010
Passenger Airlines–0.29%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 7.58% (3 mo. Term SOFR + 3.25%), 05/07/2032	443,887	446,384
Pharmaceuticals–0.85%
Amneal Pharmaceuticals LLC, Term Loan, 7.66% (1 mo. Term SOFR + 3.50%), 07/31/2032	550,000	550,457
Endo Finance Holdings, Inc., Term Loan B, 8.16% (1 mo. Term SOFR + 4.00%), 04/23/2031	742,500	744,898
		1,295,355
Real Estate Development–0.93%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.41% (1 mo. Term SOFR + 3.25%), 01/31/2030	651,880	654,328
Greystar Real Estate Partners LLC, Term Loan B, 6.81% (3 mo. Term SOFR + 2.50%), 08/21/2030(k)	760,368	762,269
		1,416,597
Total Variable Rate Senior Loan Interests (Cost $9,546,535)		9,592,159
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–2.21%(l)
Automotive Parts & Equipment–0.23%
Clarios Global L.P./Clarios US Finance Co., 4.75%, 06/15/2031(b)	EUR	300,000	$359,679
Cable & Satellite–0.74%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(b)	EUR	650,000	774,897
Virgin Media O2 Vendor Financing Notes V DAC (Ireland), 7.84%, 03/15/2032(b)	GBP	250,000	348,711
			1,123,608
Commercial & Residential Mortgage Finance–0.27%
ION Platform Finance S.a.r.l. (Luxembourg),
6.50%, 09/30/2030(b)	EUR	175,000	205,459
6.88%, 09/30/2032(b)	EUR	175,000	205,459
			410,918
Integrated Telecommunication Services–0.18%
Altice France S.A. (France), 3.38%, 01/15/2028(b)	EUR	275,000	278,470
IT Consulting & Other Services–0.53%
Atos SE (France), 5.00%, 12/18/2030(b)(m)	EUR	725,000	803,790
Transaction & Payment Processing Services–0.26%
Worldline S.A. (France), 0.88%, 06/30/2027(b)	EUR	400,000	396,135
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,253,087)			3,372,600
	Shares
Exchange-Traded Funds–1.80%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF(d)		10,000	392,500
iShares iBoxx High Yield Corporate Bond ETF(d)		29,000	2,354,510
Total Exchange-Traded Funds (Cost $2,703,839)			2,747,010
Common Stocks & Other Equity Interests–0.03%
Alternative Carriers–0.02%
Lumen Technologies, Inc.(n)		5,000	30,600
Shares		Value
Broadline Retail–0.01%
Americanas S.A. (Brazil)(n)	7,833	$8,992
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(n)	2,611	1,962
		10,954
Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(k)	3	14
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(n)	3,370	1,908
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(n)	184,690	109
		2,017
Total Common Stocks & Other Equity Interests (Cost $66,102)		43,585
Money Market Funds–1.27%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(o)(p)	677,915	677,915
Invesco Treasury Portfolio, Institutional Class, 3.99%(o)(p)	1,258,985	1,258,985
Total Money Market Funds (Cost $1,936,900)		1,936,900
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $148,178,942)		152,427,041
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.89%
Invesco Private Government Fund, 4.14%(o)(p)(q)	2,916,328	2,916,328
Invesco Private Prime Fund, 4.26%(o)(p)(q)	7,588,117	7,590,393
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,506,721)		10,506,721
TOTAL INVESTMENTS IN SECURITIES–106.81% (Cost $158,685,663)		162,933,762
OTHER ASSETS LESS LIABILITIES—(6.81)%		(10,394,068)
NET ASSETS–100.00%		$152,539,694
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
September 30, 2025 was $117,311,166, which represented 76.91% of the Fund’s Net Assets.

(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	All or a portion of this security was out on loan at September 30, 2025.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Zero coupon bond issued at a discount.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at September 30,
2025 was $489,104, which represented less than 1% of the Fund’s Net Assets.

(i)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Non-income producing security.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Invesco Short Term Treasury ETF	$-	$1,583,100	$(1,583,656)	$-	$556	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,236,437	31,285,637	(31,844,159)	-	-	677,915	47,555
Invesco Treasury Portfolio, Institutional Class	2,300,069	58,101,896	(59,142,980)	-	-	1,258,985	87,692
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,290	37,299,149	(34,384,111)	-	-	2,916,328	54,127**
Invesco Private Prime Fund	2,507	71,273,485	(63,686,376)	-	777	7,590,393	146,246**
Total	$3,540,303	$199,543,267	$(190,641,282)	$-	$1,333	$12,443,621	$335,620

**	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/31/2025	Citibank, N.A.	EUR	3,779,000	USD	4,452,022	$7,458
10/31/2025	State Street Bank & Trust Co.	GBP	167,000	USD	225,374	740
Subtotal—Appreciation						8,198
Currency Risk
10/31/2025	Wells Fargo Bank N.A.	USD	2,012,956	EUR	1,700,000	(13,549)
Total Forward Foreign Currency Contracts						$(5,351)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$134,734,787	$—	$134,734,787
Variable Rate Senior Loan Interests	—	8,829,890	762,269	9,592,159
Non-U.S. Dollar Denominated Bonds & Notes	—	3,372,600	—	3,372,600
Exchange-Traded Funds	2,747,010	—	—	2,747,010
Common Stocks & Other Equity Interests	41,663	1,908	14	43,585
Money Market Funds	1,936,900	10,506,721	—	12,443,621
Total Investments in Securities	4,725,573	157,445,906	762,283	162,933,762
Other Investments - Assets*
Forward Foreign Currency Contracts	—	8,197	—	8,197
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(13,549)	—	(13,549)
Total Other Investments	—	(5,352)	—	(5,352)
Total Investments	$4,725,573	$157,440,554	$762,283	$162,928,410

*	Unrealized appreciation (depreciation).
Invesco V.I. High Yield Fund